RESERVES FOR UNPAID LOSS AND LOSS ADJUSTMENT EXPENSES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liability for Claims and Claims Adjustment Expense [Line Items]
Current accident year	$ 251,592	$ 253,323	$ 228,381
Prior accident years	35,810	$ 37,211	$ 39,294
Specialty Short-tail
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior accident years	37,500
Reinsurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior accident years	10,400
Specialty Long-tail
Liability for Claims and Claims Adjustment Expense [Line Items]
Prior accident years	$ (12,100)